Assets Held for Sale and Discontinued Operations - Schedule of Discontinued Operations, Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Operating expenses:
Loss on disposal (including $2,745 of cumulative translation loss)			$ 0	$ (1,859)	$ (1,859)	$ 0
Net income (loss)	$ 79	$ (4,708)	(204)	(4,923)	(6,304)	(4,744)
Discontinued Operations, Held-for-sale
Revenues:
Revenue from discontinued operations	757	1,230	787	5,418	5,747	12,756
Cost of sales:
Cost of discontinued operations	332	1,642	705	4,126	4,537	9,089
Operating expenses:
Selling, general and administrative	378	1,476	720	3,176	4,589	5,576
(Recovery) provisions for doubtful accounts	(2)	470	(445)	470	470	2,000
Depreciation and amortization	2	41	3	85	132	176
Total operating expenses	378	1,987	278	3,731	5,191	7,752
Operating income (loss)	47	(2,399)	(196)	(2,439)	(3,981)	(4,085)
Other income (expenses)	35	72	(4)	75	201	(134)
Loss on disposal (including $2,745 of cumulative translation loss)	0	(1,859)	0	(1,859)	(1,859)	0
Cumulative translation loss		2,745		2,745	2,745	2,745
Income (loss) before income taxes	82	(4,186)	(200)	(4,223)	(5,639)	(4,219)
Provision for income taxes	(3)	(522)	(4)	(700)	(665)	(525)
Net income (loss)	$ 79	$ (4,708)	$ (204)	$ (4,923)	$ (6,304)	$ (4,744)